Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about other cash generated from / (used in) operating activities [Table Text Block]
	Year ended December 31,
	2023	2022
Amortization of community agreements	$12,160	$5,129
Share based compensation paid	(5,817)	(6,647)
Changes in non-current assets	-	(1,577)
Share based compensation and change of control payments made upon acquisition of Copper Mountain	(6,743)	-
Loss on disposal of property, plant & equipment	7,521	-
Restructuring - Manitoba	-	(4,524)
Other	1,562	5,576
	$8,683	$(2,043)

Disclosure of detailed information about supplemental cash flow information [Table Text Block]
	Year ended December 31,
	2023	2022
Change in:
Trade and other receivables	$(70,343)	$88,482
Other financial assets/liabilities	(7,027)	11,977
Inventories	18,150	(13,032)
Prepaid expenses	16,392	(5,377)
Trade and other payables	(31,450)	2,449
Provisions and other liabilities	(18,866)	11,575
	$(93,144)	$96,074